FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00537
                                   ---------

                         FRANKLIN CUSTODIAN FUNDS, INC.
                         ------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  9/30
                          ----

Date of reporting period: 12/31/05
                          --------



Item 1. Schedule of Investments.


FRANKLIN CUSTODIAN FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS

DECEMBER 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin DynaTech Fund ....................................................    3

Franklin Growth Fund ......................................................    7

Franklin Income Fund ......................................................   11

Franklin U.S. Government Securities Fund ..................................   21

Franklin Utilities Fund ...................................................   23

Notes to Statements of Investments ........................................   27

                                     [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

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FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                                 COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------------------
   COMMON STOCKS 98.3%
   AEROSPACE & DEFENSE 0.2%
   Rockwell Collins Inc. ...........................   United States    25,000   $ 1,161,750
                                                                                 -----------
   AIR FREIGHT/COURIERS 2.8%
   C.H. Robinson Worldwide Inc. ....................   United States   300,000    11,109,000
   United Parcel Service Inc., B ...................   United States   140,000    10,521,000
                                                                                 -----------
                                                                                  21,630,000
                                                                                 -----------
   BIOTECHNOLOGY 9.6%
(a)Amgen Inc. ......................................   United States   300,000    23,658,000
(a)Biogen Idec Inc. ................................   United States   100,000     4,533,000
(a)Charles River Laboratories International Inc. ...   United States    75,000     3,177,750
(a)Genentech Inc. ..................................   United States   275,000    25,437,500
(a)Gilead Sciences Inc. ............................   United States   150,000     7,894,500
(a)Invitrogen Corp. ................................   United States   125,000     8,330,000
                                                                                 -----------
                                                                                  73,030,750
                                                                                 -----------
   BROADCASTING 0.2%
(a)XM Satellite Radio Holdings Inc., A .............   United States    50,000     1,364,000
                                                                                 -----------
   CABLE/SATELLITE TELEVISION 0.3%
(a)Comcast Corp., A ................................   United States   100,000     2,569,000
                                                                                 -----------
   CASINOS/GAMING 0.8%
   International Game Technology ...................   United States   200,000     6,156,000
                                                                                 -----------
   CHEMICALS: SPECIALTY 1.0%
   Sigma-Aldrich Corp. .............................   United States   125,000     7,911,250
                                                                                 -----------
   COMPUTER COMMUNICATIONS 1.1%
(a)Cisco Systems Inc. ..............................   United States   500,000     8,560,000
                                                                                 -----------
   COMPUTER PROCESSING HARDWARE 4.2%
(a)Apple Computer Inc. .............................   United States   200,000    14,378,000
(a)Dell Inc. .......................................   United States   200,000     5,998,000
   Hewlett-Packard Co. .............................   United States   400,000    11,452,000
                                                                                 -----------
                                                                                  31,828,000
                                                                                 -----------
   DATA PROCESSING SERVICES 2.2%
   First Data Corp. ................................   United States   125,000     5,376,250
   Paychex Inc. ....................................   United States   300,000    11,436,000
                                                                                 -----------
                                                                                  16,812,250
                                                                                 -----------
   ELECTRONIC EQUIPMENT/INSTRUMENTS 4.0%
(a)Agilent Technologies Inc. .......................   United States   300,000     9,987,000
(a)Dolby Laboratories Inc., A ......................   United States   100,000     1,705,000
   Rockwell Automation Inc. ........................   United States   277,500    16,416,900
(a)SunPower Corp., A ...............................   United States    75,000     2,549,250
                                                                                 -----------
                                                                                  30,658,150
                                                                                 -----------
   ELECTRONIC PRODUCTION EQUIPMENT 3.5%
   Applied Materials Inc. ..........................   United States   400,000     7,176,000
   KLA-Tencor Corp. ................................   United States   200,000     9,866,000
(a)Lam Research Corp. ..............................   United States   150,000     5,352,000
(a)Varian Semiconductor Equipment Associates Inc. ...  United States   100,000     4,393,000
                                                                                 -----------
                                                                                  26,787,000
                                                                                 -----------


                                         Quarterly Statements of Investments | 3

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------
       FRANKLIN DYNATECH FUND                                 COUNTRY       SHARES      VALUE
------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONICS/APPLIANCE STORES 1.1%
       Best Buy Co. Inc. ...............................   United States   187,500   $ 8,152,500
                                                                                     -----------
       FINANCIAL PUBLISHING/SERVICES 1.9%
       Moody's Corp. ...................................   United States   240,000    14,740,800
                                                                                     -----------
       FOOD RETAIL 0.4%
       Whole Foods Market Inc. .........................   United States    40,000     3,095,600
                                                                                     -----------
       HOSPITAL/NURSING MANAGEMENT 0.8%
    (a)United Surgical Partners International Inc. .....   United States   200,000     6,430,000
                                                                                     -----------
       INFORMATION TECHNOLOGY SERVICES 1.8%
    (a)Cognizant Technology Solutions Corp., A .........   United States   150,000     7,552,500
       Infosys Technologies Ltd., ADR ..................       India        80,000     6,468,800
                                                                                     -----------
                                                                                      14,021,300
                                                                                     -----------
       INSURANCE BROKERS/SERVICES 0.6%
    (a)ChoicePoint Inc. ................................   United States   100,000     4,451,000
                                                                                     -----------
       INTERNET SOFTWARE/SERVICES 7.0%
    (a)Google Inc., A ..................................   United States    71,600    29,703,976
    (a)Yahoo! Inc. .....................................   United States   600,000    23,508,000
                                                                                     -----------
                                                                                      53,211,976
                                                                                     -----------
       INVESTMENT BANKS/BROKERS 0.9%
(a),(b)Archipelago Holdings Inc. .......................   United States   120,000     5,972,400
    (a)Nasdaq Stock Market Inc. ........................   United States    25,000       879,500
                                                                                     -----------
                                                                                       6,851,900
                                                                                     -----------
       MAJOR PHARMACEUTICALS 2.1%
       Johnson & Johnson ...............................   United States   150,000     9,015,000
       Pfizer Inc. .....................................   United States   300,000     6,996,000
                                                                                     -----------
                                                                                      16,011,000
                                                                                     -----------
       MANAGED HEALTH CARE 4.8%
    (a)Caremark Rx Inc. ................................   United States   225,000    11,652,750
       UnitedHealth Group Inc. .........................   United States   400,000    24,856,000
                                                                                     -----------
                                                                                      36,508,750
                                                                                     -----------
       MEDIA CONGLOMERATES 0.8%
       News Corp. Ltd., B ..............................   United States   225,000     3,737,250
       Time Warner Inc. ................................   United States   150,000     2,616,000
                                                                                     -----------
                                                                                       6,353,250
                                                                                     -----------
       MEDICAL SPECIALTIES 8.7%
       Alcon Inc. ......................................    Switzerland    150,000    19,440,000
       Medtronic Inc. ..................................   United States   275,000    15,831,750
       Stryker Corp. ...................................   United States   200,000     8,886,000
    (a)Varian Medical Systems Inc. .....................   United States   165,000     8,306,100
    (a)Waters Corp. ....................................   United States   200,000     7,560,000
    (a)Zimmer Holdings Inc. ............................   United States   100,000     6,744,000
                                                                                     -----------
                                                                                      66,767,850
                                                                                     -----------
       MEDICAL/NURSING SERVICES 1.2%
    (a)VCA Antech Inc. .................................   United States   325,000     9,165,000
                                                                                     -----------


4| Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

---------------------------------------------------------------------------------------
   FRANKLIN DYNATECH FUND                          COUNTRY       SHARES       VALUE
---------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   MISCELLANEOUS COMMERCIAL SERVICES 0.9%
   Corporate Executive Board Co. ............   United States      75,000   $ 6,727,500
                                                                            -----------
   MOVIES/ENTERTAINMENT 1.3%
(a)Pixar ....................................   United States     190,000    10,016,800
                                                                            -----------
   OILFIELD SERVICES/EQUIPMENT 2.9%
(a)FMC Technologies Inc. ....................   United States      75,000     3,219,000
   Halliburton Co. ..........................   United States      20,000     1,239,200
(a)National-Oilwell Varco Inc. ..............   United States      50,000     3,135,000
   Schlumberger Ltd. ........................   United States     150,000    14,572,500
                                                                            -----------
                                                                             22,165,700
                                                                            -----------
   OTHER CONSUMER SERVICES 1.1%
(a)eBay Inc. ................................   United States     200,000     8,650,000
                                                                            -----------
   OTHER PHARMACEUTICALS 2.3%
   Allergan Inc. ............................   United States      45,000     4,858,200
   Teva Pharmaceutical Industries Ltd., ADR .      Israel         300,000    12,903,000
                                                                            -----------
                                                                             17,761,200
                                                                            -----------
   PACKAGED SOFTWARE 8.9%
   Adobe Systems Inc. .......................   United States     475,000    17,556,000
   Autodesk Inc. ............................   United States     300,000    12,885,000
   Microsoft Corp. ..........................   United States     950,000    24,842,500
(a)NAVTEQ ...................................   United States     200,000     8,774,000
(a)Salesforce.com Inc. ......................   United States      25,000       801,250
   SAP AG, ADR ..............................      Germany         75,000     3,380,250
                                                                            -----------
                                                                             68,239,000
                                                                            -----------
   RECREATIONAL PRODUCTS 1.7%
(a)Electronic Arts Inc. .....................   United States     250,000    13,077,500
                                                                            -----------
   SAVINGS BANKS 0.4%
   Golden West Financial Corp. ..............   United States      50,000     3,300,000
                                                                            -----------
   SEMICONDUCTORS 9.9%
   Analog Devices Inc. ......................   United States     310,000    11,119,700
   Intel Corp. ..............................   United States   1,150,000    28,704,000
   Linear Technology Corp. ..................   United States     400,000    14,428,000
(a)Marvell Technology Group Ltd. ............      Bermuda        150,000     8,413,500
   Microchip Technology Inc. ................   United States     150,000     4,822,500
   Xilinx Inc. ..............................   United States     320,000     8,067,200
                                                                            -----------
                                                                             75,554,900
                                                                            -----------
   SERVICES TO THE HEALTH INDUSTRY 2.1%
(a)Cerner Corp. .............................   United States      20,000     1,818,200
   Pharmaceutical Product Development Inc. ..   United States     175,000    10,841,250
   Quality Systems Inc. .....................   United States      20,000     1,535,200
(a)WebMD Health Corp., A ....................   United States      60,000     1,743,000
                                                                            -----------
                                                                             15,937,650
                                                                            -----------
   TELECOMMUNICATIONS EQUIPMENT 4.4%
(a)Corning Inc. .............................   United States     150,000     2,949,000
   Motorola Inc. ............................   United States     680,750    15,378,143


                                         Quarterly Statements of Investments | 5

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN DYNATECH FUND                                                         COUNTRY        SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TELECOMMUNICATIONS EQUIPMENT (CONT.)
       Nokia Corp., ADR ........................................................      Finland          315,000   $   5,764,500
       QUALCOMM Inc. ...........................................................   United States       225,000       9,693,000
                                                                                                                 --------------
                                                                                                                    33,784,643
                                                                                                                 --------------
       WIRELESS COMMUNICATIONS 0.4%
       America Movil SA de CV, L, ADR ..........................................      Mexico           100,000       2,926,000
                                                                                                                 --------------
       TOTAL COMMON STOCKS (COST $449,189,056) .................................                                   752,369,969
                                                                                                                 --------------
       SHORT TERM INVESTMENTS 2.6%
       MONEY FUND (COST $14,583,970) 1.9%
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States    14,583,970      14,583,970
                                                                                                                 --------------

                                                                                                   -----------
                                                                                                    PRINCIPAL
                                                                                                      AMOUNT
                                                                                                   -----------
       REPURCHASE AGREEMENTS 0.7%
(d),(e)Banc of America Securities LLC, 4.32%, 1/03/06
        (Maturity Value $900,540)
          Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%,
            9/01/33 - 10/01/35 .................................................   United States   $   900,108         900,108
(d),(e)Bear Stearns & Co. Inc., 4.25%, 1/03/06 (Maturity Value $575,340)
        Collateralized by U.S. Treasury Agency Securities, 3.28 - 7.16%,
          3/01/17 - 12/01/35 ...................................................   United States       575,068         575,068
(d),(e)Citigroup Global Markets Inc., 4.26%, 1/03/06 (Maturity Value $800,474)
        Collateralized by (f)U.S. Government Agency Discount Notes,
          1/03/06 - 5/13/30; U.S. Government Agency Securities, 2.00 - 14.00%,
          1/15/06 - 8/06/38 ....................................................   United States       800,095         800,095
(d),(e)Goldman, Sachs & Co., 4.33%, 1/03/06 (Maturity Value $ 850,511)
          Collateralized by U.S. Agency Securities, 5.00%, 7/01/35 .............   United States       850,102         850,102
(d),(e)J P Morgan Securities, 4.31%, 1/03/06 (Maturity Value $566,399)
        Collateralized by U.S. Agency Securities, 3.61 - 5.63%,
          12/01/11 - 9/01/35 ...................................................   United States       566,068         566,068
(d),(e)Merrill Lynch Government Securities Inc., 4.25%, 1/03/06
        (Maturity Value $675,399)
          Collateralized by (f)U.S. Government Agency Discount Notes,
          12/25/06 - 5/15/30; U.S. Government Agency Securities, 2.13 - 6.53%,
          1/11/06 - 12/19/25 ...................................................   United States       675,080         675,080
(d),(e)Morgan Stanley & Co. Inc., 4.31%, 1/03/06 (Maturity Value $734,440)
        Collateralized by U.S. Agency Securities, 5.00%, 6/01/35 - 7/01/35 .....   United States       734,088         734,088
                                                                                                                 --------------
        TOTAL REPURCHASE AGREEMENTS (COST $5,100,609) ..........................                                     5,100,609
                                                                                                                 --------------
        TOTAL INVESTMENTS (COST $468,873,635) 100.9% ...........................                                   772,054,548
        OTHER ASSETS, LESS LIABILITIES (0.9)% ..................................                                    (6,538,708)
                                                                                                                 --------------
        NET ASSETS 100.0% ......................................................                                 $ 765,515,840
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b)   A portion or all of the security is on loan as of December 31, 2005.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(d)   Investment from cash collateral received for loaned securities.

(e) At December 31, 2005, all repurchase agreements had been entered into on December 30, 2005.

(f) A portion or all of the security is traded on a discount basis with no stated coupon rate.


6| See Notes to Statements of Investments. | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                      COUNTRY      SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS 99.5%
   COMMERCIAL SERVICES 2.8%
(a)The Dun & Bradstreet Corp. ......      United States        122,000      $  8,169,120
   Equifax Inc. ....................      United States        400,000        15,208,000
   Moody's Corp. ...................      United States        488,000        29,972,960
   Robert Half International Inc. ..      United States        300,000        11,367,000
                                                                            ------------
                                                                              64,717,080
                                                                            ------------
   CONSUMER DURABLES 1.0%
   Eastman Kodak Co. ...............      United States        300,000         7,020,000
   Harley-Davidson Inc. ............      United States        300,000        15,447,000
                                                                            ------------
                                                                              22,467,000
                                                                            ------------
   CONSUMER NON-DURABLES 2.5%
   The Hershey Co. .................      United States        516,400        28,531,100
   Tootsie Roll Industries Inc. ....      United States         22,487           650,549
   VF Corp. ........................      United States        500,000        27,670,000
                                                                            ------------
                                                                              56,851,649
                                                                            ------------
   CONSUMER SERVICES 4.9%
   Carnival Corp. ..................      United States        500,000        26,735,000
(a)CCE Spinco Inc. .................      United States         62,500           818,750
   Clear Channel Communications Inc.      United States        500,000        15,725,000
(a)Expedia Inc. ....................      United States        300,100         7,190,396
   Fairmont Hotels & Resorts Inc. ..         Canada            125,000         5,301,250
   Time Warner Inc. ................      United States      1,350,000        23,544,000
   Viacom Inc., A ..................      United States        200,000         6,552,000
   Viacom Inc., B ..................      United States        100,000         3,260,000
   The Walt Disney Co. .............      United States      1,000,000        23,970,000
                                                                            ------------
                                                                             113,096,396
                                                                            ------------
   DISTRIBUTION SERVICES 3.1%
   Cardinal Health Inc. ............      United States        300,000        20,625,000
   Genuine Parts Co. ...............      United States        375,400        16,487,568
   W.W. Grainger Inc. ..............      United States        500,000        35,550,000
                                                                            ------------
                                                                              72,662,568
                                                                            ------------
   ELECTRONIC TECHNOLOGY 20.6%
(a)Agilent Technologies Inc. .......      United States        400,000        13,316,000
(a)Apple Computer Inc. .............      United States      1,000,000        71,890,000
   The Boeing Co. ..................      United States      1,000,000        70,240,000
(a)Cisco Systems Inc. ..............      United States      1,350,000        23,112,000
(a)Conexant Systems Inc. ...........      United States        300,000           678,000
(a)Dell Inc. .......................      United States        500,000        14,995,000
(a)Dionex Corp. ....................      United States        250,000        12,270,000
(a)EMC Corp. .......................      United States      1,000,000        13,620,000
(a)Entegris Inc. ...................      United States        376,307         3,544,812
(a)Gateway Inc. ....................      United States        400,000         1,004,000
   General Dynamics Corp. ..........      United States        500,000        57,025,000
   Hewlett-Packard Co. .............      United States      1,116,250        31,958,237
   Intel Corp. .....................      United States        800,000        19,968,000


                                         Quarterly Statements of Investments | 7

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                       COUNTRY       SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   ELECTRONIC TECHNOLOGY (CONT.)
   Lockheed Martin Corp. ............      United States         500,000      $ 31,815,000
(a)Micrel Inc. ......................      United States          25,000           290,000
(a)Mindspeed Technologies Inc. ......      United States         100,000           235,000
   Northrop Grumman Corp. ...........      United States       1,000,000        60,110,000
   Raytheon Co. .....................      United States         600,000        24,090,000
   Rockwell Collins Inc. ............      United States         100,000         4,647,000
(a)Sun Microsystems Inc. ............      United States       1,600,000         6,704,000
   Texas Instruments Inc. ...........      United States         515,000        16,516,050
                                                                              ------------
                                                                               478,028,099
                                                                              ------------
   ENERGY MINERALS 2.7%
   BP PLC, ADR ......................      United Kingdom        295,200        18,957,744
   EnCana Corp. .....................          Canada            584,000        26,373,440
   Royal Dutch Shell PLC, A, ADR ....      United Kingdom        280,000        17,217,200
                                                                              ------------
                                                                                62,548,384
                                                                              ------------
   FINANCE 0.3%
(a)ChoicePoint Inc. .................      United States         160,000         7,121,600
                                                                              ------------
   HEALTH SERVICES 1.4%
(a)Caremark Rx Inc. .................      United States          75,625         3,916,619
   IMS Health Inc. ..................      United States         500,000        12,460,000
(a)Medco Health Solutions Inc. ......      United States          48,240         2,691,792
   Quest Diagnostics Inc. ...........      United States         275,000        14,157,000
                                                                              ------------
                                                                                33,225,411
                                                                              ------------
   HEALTH TECHNOLOGY 21.6%
   Abbott Laboratories ..............      United States         400,000        15,772,000
(a)Advanced Medical Optics Inc. .....      United States          88,888         3,715,518
   Allergan Inc. ....................      United States         400,000        43,184,000
(a)Amgen Inc. .......................      United States         932,000        73,497,520
   Baxter International Inc. ........      United States         400,000        15,060,000
(a)Biogen Idec Inc. .................      United States         400,000        18,132,000
(a)Edwards Lifesciences Corp. .......      United States          50,000         2,080,500
   Eli Lilly and Co. ................      United States         400,000        22,636,000
(a)Genentech Inc. ...................      United States       1,000,000        92,500,000
(a)Hospira Inc. .....................      United States          40,000         1,711,200
   Johnson & Johnson ................      United States         996,000        59,859,600
   Merck & Co. Inc. .................      United States         500,000        15,905,000
(a)Millipore Corp. ..................      United States         400,000        26,416,000
   Pall Corp. .......................      United States         500,000        13,430,000
   Pfizer Inc. ......................      United States       2,000,000        46,640,000
(a)Waters Corp. .....................      United States         500,000        18,900,000
   Wyeth ............................      United States         600,000        27,642,000
(a)Zimmer Holdings Inc. .............      United States          64,000         4,316,160
                                                                              ------------
                                                                               501,397,498
                                                                              ------------


8 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                        COUNTRY      SHARES/WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS (CONT.)
   INDUSTRIAL SERVICES 1.9%
   Schlumberger Ltd. .................................      United States         400,000      $   38,860,000
(a)Transocean Inc. ...................................      United States          77,440           5,396,794
                                                                                               --------------
                                                                                                   44,256,794
                                                                                               --------------
   PROCESS INDUSTRIES 1.8%
   Air Products and Chemicals Inc. ...................      United States         500,000          29,595,000
   Sigma-Aldrich Corp. ...............................      United States         200,000          12,658,000
                                                                                               --------------
                                                                                                   42,253,000
                                                                                               --------------
   PRODUCER MANUFACTURING 19.6%
   3M Co. ............................................      United States         800,000          62,000,000
   American Power Conversion Corp. ...................      United States         500,000          11,000,000
   Avery Dennison Corp. ..............................      United States         462,000          25,534,740
   Deere & Co. .......................................      United States         200,000          13,622,000
   Emerson Electric Co. ..............................      United States         500,000          37,350,000
   Illinois Tool Works Inc. ..........................      United States         500,000          43,995,000
   Ingersoll-Rand Co. Ltd., A ........................      United States       1,002,000          40,450,740
   Johnson Controls Inc. .............................      United States         400,000          29,164,000
   Molex Inc. ........................................      United States         146,483           3,801,234
   Molex Inc., A .....................................      United States         146,483           3,602,017
   Teleflex Inc. .....................................      United States         500,000          32,490,000
   Textron Inc. ......................................      United States         525,000          40,414,500
(a)Thomas & Betts Corp. ..............................      United States         500,000          20,980,000
   Tyco International Ltd. ...........................      United States       1,550,052          44,734,501
   United Technologies Corp. .........................      United States         800,000          44,728,000
                                                                                               --------------
                                                                                                  453,866,732
                                                                                               --------------
   RETAIL TRADE 0.4%
(a)IAC/InterActiveCorp ...............................      United States         300,100           8,495,831
                                                                                               --------------
   TECHNOLOGY SERVICES 9.8%
   Automatic Data Processing Inc. ....................      United States         800,000          36,712,000
(a)Computer Sciences Corp. ...........................      United States       1,000,000          50,640,000
   International Business Machines Corp. .............      United States         560,000          46,032,000
   Microsoft Corp. ...................................      United States       1,000,000          26,150,000
(a)Oracle Corp. ......................................      United States         500,000           6,105,000
(a)Yahoo! Inc. .......................................      United States       1,600,000          62,688,000
                                                                                               --------------
                                                                                                  228,327,000
                                                                                               --------------
   TRANSPORTATION 5.1%
   Air France-KLM, ADR ...............................          France            550,000          11,891,000
(a)Air France-KLM, ADR, wts., 11/05/07 ...............          France            500,000             775,000
(a)Alaska Air Group Inc. .............................      United States         500,000          17,860,000
(a)AMR Corp. .........................................      United States       1,080,000          24,008,400
(a)British Airways PLC, ADR ..........................      United Kingdom        500,000          28,750,000
(a)Continental Airlines Inc., B ......................      United States         500,000          10,650,000
   Southwest Airlines Co. ............................      United States          65,200           1,071,236
   Union Pacific Corp. ...............................      United States         300,000          24,153,000
                                                                                               --------------
                                                                                                  119,158,636
                                                                                               --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $903,148,116)                                          2,308,473,678
                                                                                               --------------

                                         Quarterly Statements of Investments | 9

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------------
   FRANKLIN GROWTH FUND                                                  COUNTRY          SHARES/WARRANTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $15,716,437) 0.7%
   MONEY FUND 0.7%
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio      United States           15,716,437      $    15,716,437
                                                                                                              ----------------
   TOTAL INVESTMENTS (COST $918,864,553) 100.2% ................                                                2,324,190,115
   OTHER ASSETS, LESS LIABILITIES (0.2)% .......................                                                   (4,984,758)
                                                                                                              ----------------
   NET ASSETS 100.0% ...........................................                                              $ 2,319,205,357
                                                                                                              ================

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


10 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                         COUNTRY       SHARES/WARRANTS         VALUE
----------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 96.0%
   COMMON STOCKS AND WARRANTS 40.4%
   COMMUNICATIONS 3.4%
   AT&T Inc. ..........................      United States       19,897,100     $  487,279,979
   BellSouth Corp. ....................      United States       20,000,000        542,000,000
   Verizon Communications Inc. ........      United States       10,500,000        316,260,000
                                                                                --------------
                                                                                 1,345,539,979
                                                                                --------------
   CONSUMER DURABLES 0.1%
   Ford Motor Co. .....................      United States        6,780,000         52,341,600
                                                                                --------------
   CONSUMER NON-DURABLES 0.8%
   General Mills Inc. .................      United States        6,500,000        320,580,000
                                                                                --------------
   ELECTRIC UTILITIES 16.4%
   Alliant Energy Corp. ...............      United States        5,027,770        140,978,671
   Ameren Corp. .......................      United States        8,770,000        449,374,800
   American Electric Power Co. Inc. ...      United States        8,633,800        320,227,642
(a)Aquila Inc. ........................      United States        9,681,400         34,853,040
   CenterPoint Energy Inc. ............      United States        5,540,200         71,191,570
   Cinergy Corp. ......................      United States        8,900,000        377,894,000
   Consolidated Edison Inc. ...........      United States        3,500,000        162,155,000
   Dominion Resources Inc. ............      United States        6,023,400        465,006,480
   DTE Energy Co. .....................      United States        5,270,000        227,611,300
   Duke Energy Corp. ..................      United States        7,000,000        192,150,000
   Energy East Corp. ..................      United States        4,530,000        103,284,000
   Entergy Corp. ......................      United States        4,500,000        308,925,000
   Exelon Corp. .......................      United States        1,600,000         85,024,000
   FirstEnergy Corp. ..................      United States       13,700,000        671,163,000
   FPL Group Inc. .....................      United States        5,750,000        238,970,000
   Hawaiian Electric Industries Inc. ..      United States        1,720,000         44,548,000
   NSTAR ..............................      United States           31,000            889,700
   Pepco Holdings Inc. ................      United States        5,400,000        120,798,000
   PG&E Corp. .........................      United States       12,250,000        454,720,000
   Pinnacle West Capital Corp. ........      United States        4,500,000        186,075,000
   PPL Corp. ..........................      United States        4,300,400        126,431,760
   Progress Energy Inc. ...............      United States        8,225,000        361,242,000
   Public Service Enterprise Group Inc.      United States        6,023,560        391,350,693
(b)Puget Energy Inc. ..................      United States        7,500,000        153,150,000
   Southern Co. .......................      United States       14,750,000        509,317,500
   TECO Energy Inc. ...................      United States        9,000,000        154,620,000
   TXU Corp. ..........................      United States           40,800          2,047,752
   Xcel Energy Inc. ...................      United States        4,500,000         83,070,000
                                                                                --------------
                                                                                 6,437,068,908
                                                                                --------------
   ENERGY MINERALS 4.2%
   BP PLC, ADR ........................      United Kingdom       3,500,000        224,770,000
(a)Callon Petroleum Co., wts., 12/08/10      United States        1,537,500         10,962,375
(b)Canadian Oil Sands Trust ...........          Canada           5,600,000        604,032,016
   Chevron Corp. ......................      United States        7,500,000        425,775,000
   Royal Dutch Shell PLC, A, ADR ......      United Kingdom       6,000,000        368,940,000
(a)YUKOS, ADR .........................          Russia           2,158,000         17,242,420
                                                                                --------------
                                                                                 1,651,721,811
                                                                                --------------


                                        Quarterly Statements of Investments | 11

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------
           FRANKLIN INCOME FUND                                            COUNTRY     SHARES/WARRANTS           VALUE
--------------------------------------------------------------------------------------------------------------------------
           LONG TERM INVESTMENTS (CONT.)
           COMMON STOCKS AND WARRANTS (CONT.)
           FINANCE 5.0%
           Bank of America Corp. .................................      United States      15,000,000      $   692,250,000
           Comerica Inc. .........................................      United States       2,298,700          130,474,212
           Fifth Third Bancorp ...................................      United States       6,750,000          254,610,000
           Freddie Mac ...........................................      United States       6,000,000          392,100,000
           JPMorgan Chase & Co. ..................................      United States      12,000,000          476,280,000
           Montpelier Re Holdings Ltd. ...........................         Bermuda          1,800,000           34,020,000
                                                                                                           ---------------
                                                                                                             1,979,734,212
                                                                                                           ---------------
           GAS DISTRIBUTORS 1.7%
           Atmos Energy Corp. ....................................      United States       2,235,000           58,467,600
           KeySpan Corp. .........................................      United States       5,000,000          178,450,000
           NiSource Inc. .........................................      United States       5,000,000          104,300,000
           ONEOK Inc. ............................................      United States       3,996,700          106,432,121
           Sempra Energy .........................................      United States       5,164,000          231,553,760
                                                                                                           ---------------
                                                                                                               679,203,481
                                                                                                           ---------------
           HEALTH TECHNOLOGY 7.1%
           Bristol-Myers Squibb Co. ..............................      United States      17,000,000          390,660,000
           Eli Lilly and Co. .....................................      United States       5,500,000          311,245,000
           Johnson & Johnson .....................................      United States         322,200           19,364,220
           Merck & Co. Inc. ......................................      United States      38,000,000        1,208,780,000
           Pfizer Inc. ...........................................      United States      37,000,000          862,840,000
                                                                                                           ---------------
                                                                                                             2,792,889,220
                                                                                                           ---------------
           NON-ENERGY MINERALS 0.9%
           AngloGold Ashanti Ltd., ADR ...........................      South Africa        2,250,000          110,992,500
           Barrick Gold Corp. ....................................         Canada           4,000,000          111,480,000
           Southern Copper Corp. .................................      United States       1,650,600          110,557,188
                                                                                                           ---------------
                                                                                                               333,029,688
                                                                                                           ---------------
           PROCESS INDUSTRIES 0.3%
           The Dow Chemical Co. ..................................      United States       1,336,200           58,552,284
           Lyondell Chemical Co. .................................      United States       3,000,000           71,460,000
                                                                                                           ---------------
                                                                                                               130,012,284
                                                                                                           ---------------
           REAL ESTATE INVESTMENT TRUSTS 0.5%
           Developers Diversified Realty Corp. ...................      United States       1,894,200           89,065,284
           Glenborough Realty Trust Inc. .........................      United States       1,250,000           22,625,000
           Host Marriott Corp. ...................................      United States       1,419,918           26,907,445
           iStar Financial Inc. ..................................      United States       1,100,000           39,215,000
                                                                                                           ---------------
                                                                                                               177,812,729
                                                                                                           ---------------
           TOTAL COMMON STOCKS AND WARRANTS (COST $13,816,889,423)                                          15,899,933,912
                                                                                                           ---------------
           PREFERRED STOCK (COST $57,833,250) 0.0%(c)
           PROCESS INDUSTRIES 0.0%(c)
(d),(e),(f)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ...        Indonesia        75,000,000              817,500
                                                                                                           ---------------


12 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------
   FRANKLIN INCOME FUND                                                          COUNTRY     SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   CONVERTIBLE PREFERRED STOCKS 9.1%
   CONSUMER DURABLES 0.6%
   Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.....................      United States      8,000,000      $220,800,000
                                                                                                                ------------
   CONSUMER NON-DURABLES 0.3%
   Lehman Brothers Holdings Inc. into General Mills, 6.25%, cvt. pfd ...      United States      4,000,000       106,000,000
                                                                                                                ------------
   ELECTRIC UTILITIES 0.2%
   CMS Energy Trust I, 7.75%, cvt. pfd..................................      United States      1,508,000        72,067,923
                                                                                                                ------------
   ELECTRONIC TECHNOLOGY 0.9%
   Citigroup Funding Inc. into ALTR, 7.00%, Elks, cvt. pfd..............      United States      5,000,000        93,814,500
   Goldman Sachs Group into Applied Materials Inc., 7.35%, cvt. pfd.....      United States      5,500,000        97,861,500
   Morgan Stanley into Intel Corp., 6.50%, cvt. pfd.....................      United States      4,000,000        95,180,000
   Morgan Stanley into Network Appliance Inc., 7.25%, cvt. pfd..........      United States      2,000,000        48,230,000
                                                                                                                ------------
                                                                                                                 335,086,000
                                                                                                                ------------
   ENERGY MINERALS 0.6%
(g)Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .....................      United States      2,000,000       246,287,500
                                                                                                                ------------
   FINANCE 2.5%
   E*TRADE Financial Corp., 6.125%, cvt. pfd............................      United States      3,000,000        84,966,000
   Fannie Mae, 5.375%, cvt. pfd.........................................      United States          7,800       718,697,850
   MetLife Inc., 6.375%, cvt. pfd.......................................      United States      6,400,000       178,400,000
                                                                                                                ------------
                                                                                                                 982,063,850
                                                                                                                ------------
   HEALTH TECHNOLOGY 1.0%
   Goldman Sachs Group Inc. into Wyeth, 6.25%, cvt. pfd.................      United States      2,210,000       101,953,930
   Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd................      United States      1,600,000        62,040,000
   Morgan Stanley into Forest Laboratories Inc., 6.25%, cvt. pfd........      United States      1,360,000        55,712,400
   Schering-Plough Corp., 6.00%, cvt. pfd...............................      United States      3,500,000       188,265,000
                                                                                                                ------------
                                                                                                                 407,971,330
                                                                                                                ------------
   INDUSTRIAL SERVICES 1.1%
   Allied Waste Industries Inc., 6.25%, cvt. pfd........................      United States      2,450,000       118,482,000
   El Paso Corp., 4.99%, cvt. pfd.......................................      United States        215,000       237,529,850
(g)Morgan Stanley into WMB, 8.50%, cvt. pfd., 144A .....................      United States      4,000,000        90,100,000
                                                                                                                ------------
                                                                                                                 446,111,850
                                                                                                                ------------
   NON-ENERGY MINERALS 0.6%
   Freeport-McMoRan Copper & Gold Inc., 5.50%, cvt. pfd.................      United States        100,000       117,425,000
   Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd.......      United States      4,600,000       136,850,000
                                                                                                                ------------
                                                                                                                 254,275,000
                                                                                                                ------------
   PROCESS INDUSTRIES 0.2%
   Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%, cvt. pfd.     United States      3,000,000        74,310,000
                                                                                                                ------------
   PRODUCER MANUFACTURING 0.2%
   Goldman Sachs Group into Tyco International Ltd., 7.00%, cvt. pfd....      United States      3,000,000        86,721,000
                                                                                                                ------------
   REAL ESTATE INVESTMENT TRUSTS 0.9%
   Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ......................      United States      3,000,000        71,100,000
   Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ..................      United States      1,333,594        33,606,569


                                        Quarterly Statements of Investments | 13

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME FUND                                                          COUNTRY       SHARES/WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       CONVERTIBLE PREFERRED STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS (CONT.)
       Host Marriott Corp., 6.75%, cvt. pfd..................................      United States         1,963,599  $  123,461,287
       Lexington Corporate Properties Trust, 6.50%, cvt. pfd ................      United States         1,200,000      56,400,000
       Simon Property Group Inc., 6.00%, cvt. pfd............................      United States           799,980      51,438,714
                                                                                                                    --------------
                                                                                                                       336,006,570
                                                                                                                    --------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,517,302,316) ............                                         3,567,701,023
                                                                                                                    --------------


                                                                                                      ------------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT(h)
                                                                                                      ------------
       BONDS 38.0%
       ALTERNATIVE POWER GENERATION 1.9%
(e),(f)Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ...........         Canada          $509,000,000     192,147,500

(e),(f)Calpine Corp.,
         senior note, 7.875%, 4/01/08 .......................................      United States       101,818,000      44,290,830
         senior note, 8.625%, 8/15/10 .......................................      United States       221,000,000      68,510,000
         senior note, 8.50%, 2/15/11 ........................................      United States        90,000,000      27,900,000
      (g)senior secured note, 144A, 8.50%, 7/15/10 ..........................      United States       325,000,000     268,125,000
      (g)senior secured note, 144A, 9.875%, 12/01/11 ........................      United States        30,000,000      24,300,000
      (g)senior secured note, 144A, 8.75%, 7/15/13 ..........................      United States       140,000,000     115,500,000
                                                                                                                     -------------
                                                                                                                       740,773,330
                                                                                                                     -------------
      COMMERCIAL SERVICES 1.0%
      Dex Media Inc.,
        senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
          11/15/13 ..........................................................      United States        50,000,000      40,000,000
        zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ...................      United States       210,000,000     168,000,000
      JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
        10.67% thereafter, 5/15/13 ..........................................      United States       152,000,000     121,600,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ............      United States        77,000,000      77,770,000
                                                                                                                     -------------
                                                                                                                       407,370,000
                                                                                                                     -------------
      COMMUNICATIONS 2.7%
      Qwest Capital Funding Inc.,
         7.00%, 8/03/09 .....................................................      United States       300,000,000     304,500,000
         7.25%, 2/15/11 .....................................................      United States       365,000,000     371,387,500
      Qwest Communications International Inc., senior note,
         7.50%, 2/15/14 .....................................................      United States       105,000,000     108,412,500
      (g)144A, 7.50%, 2/15/14 ...............................................      United States       145,000,000     149,712,500
      Qwest Corp., 6.875%, 9/15/33 ..........................................      United States        30,000,000      28,350,000
      Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ........      United States        50,600,000      53,636,000
      Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ...............      United States        43,000,000      45,257,500
                                                                                                                     -------------
                                                                                                                     1,061,256,000
                                                                                                                     -------------
      CONSUMER DURABLES 7.7%
      Ford Motor Co., 7.45%, 7/16/31 ........................................      United States       420,000,000     287,700,000
      Ford Motor Credit Co.,
         7.375%, 10/28/09 ...................................................      United States        25,000,000      22,189,750
         7.875%, 6/15/10 ....................................................      United States       330,000,000     297,231,990
         7.375%, 2/01/11 ....................................................      United States       450,000,000     394,832,700


14 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
   FRANKLIN INCOME FUND                                                      COUNTRY          AMOUNT(h)            VALUE
------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CONSUMER DURABLES (CONT.)
   Ford Motor Credit Co., (cont.)
      7.00%, 10/01/13 ..............................................      United States      $170,000,000      $   145,464,070
      senior note, 7.25%, 10/25/11 .................................      United States       120,000,000          103,779,960
   General Motors Acceptance Corp.,
      5.625%, 5/15/09 ..............................................      United States        85,000,000           75,679,665
      7.75%, 1/19/10 ...............................................      United States       350,000,000          327,135,200
      6.875%, 9/15/11 ..............................................      United States       800,000,000          730,388,000
      6.875%, 8/28/12 ..............................................      United States       265,400,000          239,521,908
      6.75%, 12/01/14 ..............................................      United States       150,000,000          135,160,500
   General Motors Corp., senior deb., 8.375%, 7/15/33 ..............      United States       400,000,000          266,000,000
                                                                                                               ---------------
                                                                                                                 3,025,083,743
                                                                                                               ---------------
   CONSUMER SERVICES 5.4%
   Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .......      United States       422,000,000          396,680,000
(g)CCH I Holdings LLC, senior note, 144A, zero cpn. to 1/15/06,
     13.50% thereafter, 1/15/14 ....................................      United States       329,000,000          222,897,500
(g)CCH I Holdings LLC, senior note, 144A,
      9.92%, 4/01/14 ...............................................      United States       117,380,000           67,493,500
      zero cpn. to 5/15/06, 11.75% thereafter, 5/15/14 .............      United States       195,000,000          109,200,000
(g)CCH I LLC, senior secured note, 144A, 11.00%, 10/01/15 ..........      United States       850,000,000          718,250,000
   CCH II LLC, senior note, 10.25%, 9/15/10 ........................      United States        42,600,000           42,600,000
   CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ..............      United States       185,000,000          185,000,000
   DIRECTV Holdings LLC, senior note, 6.375%, 6/15/15 ..............      United States        10,300,000           10,119,750
(g)Hertz Corp.,
      senior note, 144A, 8.875%, 1/01/14 ...........................      United States        67,950,000           69,563,812
      senior sub. note, 144A, 10.50%, 1/01/16 ......................      United States        25,000,000           25,875,000
   Liberty Media Corp., senior note, 5.70%, 5/15/13 ................      United States       148,000,000          138,640,628
   MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 ...................      United States        80,000,000           80,200,000
   Six Flags Inc., senior note, 9.625%, 6/01/14 ....................      United States        55,000,000           53,762,500
                                                                                                               ---------------
                                                                                                                 2,120,282,690
                                                                                                               ---------------
   ELECTRIC UTILITIES 2.2%
   Aquila Inc., senior note, 14.875%, 7/01/12 ......................      United States        95,400,000          128,313,000
   CMS Energy Corp., senior note, 7.75%, 8/01/10 ...................      United States        30,000,000           31,612,500
   TXU Corp.,
      5.55%, 11/15/14 ..............................................      United States       325,000,000          310,321,700
      6.55%, 11/15/34 ..............................................      United States       180,000,000          170,981,640
      senior note, Q, 6.50%, 11/15/24 ..............................      United States       235,000,000          224,277,420
                                                                                                               ---------------
                                                                                                                   865,506,260
                                                                                                               ---------------
   ELECTRONIC TECHNOLOGY 0.8%
   Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14        Singapore          30,000,000           29,737,500
(g)L-3 Communications Corp., senior sub. note, 144A, 6.375%,
     10/15/15 ......................................................      United States        25,000,000           25,062,500
   Lucent Technologies Inc., 6.45%, 3/15/29 ........................      United States       180,000,000          155,250,000
   Sanmina-SCI Corp., senior sub. note, 6.75%, 3/01/13 .............      United States       120,000,000          114,750,000
                                                                                                               ---------------
                                                                                                                   324,800,000
                                                                                                               ---------------


                                        Quarterly Statements of Investments | 15

FRANKLIN CUSTODIAN FUNDS, INC.

-----------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL
   FRANKLIN INCOME FUND                                               COUNTRY          AMOUNT(h)            VALUE
-----------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   ENERGY MINERALS 1.1%
   Callon Petroleum Co., senior note, 9.75%, 12/08/10 .......      United States      $117,500,000      $   121,612,500
   Chesapeake Energy Corp., senior note,
      6.25%, 1/15/18 ........................................      United States       130,000,000          128,050,000
  (g)144A, 6.875%, 11/15/20 .................................      United States       100,000,000          101,750,000
(g)Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...      United States        49,650,000           50,332,687
   Mission Resources Corp., senior note, 9.875%, 4/01/11 ....      United States         3,000,000            3,165,000
   Sonat Inc., senior note, 7.625%, 7/15/11 .................      United States        35,000,000           35,787,500
                                                                                                        ---------------
                                                                                                            440,697,687
                                                                                                        ---------------
   GAS DISTRIBUTORS 2.0%
   Dynegy Holdings Inc.,
   (g)secured note, 144A, 9.875%, 7/15/10 ...................      United States       100,000,000          110,125,000
      senior note, 6.875%, 4/01/11 ..........................      United States       310,000,000          306,900,000
      senior note, 8.75%, 2/15/12 ...........................      United States       225,500,000          244,667,500
   (g)senior secured note, 144A, 10.125%, 7/15/13 ...........      United States        95,000,000          107,825,000
                                                                                                        ---------------
                                                                                                            769,517,500
                                                                                                        ---------------
   FINANCE 1.4%
   E*TRADE Financial Corp., senior note,
   (g)144A, 7.375%, 9/15/13 .................................      United States       230,000,000          234,025,000
      7.875%, 12/01/15 ......................................      United States        25,000,000           25,937,500
   Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
    9.00% thereafter, 2/01/14 ...............................      United States       380,000,000          286,900,000
                                                                                                        ---------------
                                                                                                            546,862,500
                                                                                                        ---------------
   HEALTH SERVICES 4.1%
   DaVita Inc.,
      senior note, 6.625%, 3/15/13 ..........................      United States        23,600,000           24,131,000
      senior sub. note, 7.25%, 3/15/15 ......................      United States        37,400,000           38,054,500
   HCA Inc., 6.375%, 1/15/15 ................................      United States       160,000,000          162,533,440
   HealthSouth Corp., senior note,
      8.375%, 10/01/11 ......................................      United States        37,000,000           37,832,500
      7.625%, 6/01/12 .......................................      United States       196,000,000          199,920,000
   Tenet Healthcare Corp., senior note,
      6.375%, 12/01/11 ......................................      United States       515,000,000          472,512,500
      6.50%, 6/01/12 ........................................      United States       240,000,000          220,800,000
      7.375%, 2/01/13 .......................................      United States       350,000,000          324,625,000
   (g)144A, 9.25%, 2/01/15 ..................................      United States       137,000,000          136,657,500
                                                                                                        ---------------
                                                                                                          1,617,066,440
                                                                                                        ---------------
   INDUSTRIAL SERVICES 3.6%
   Allied Waste Industries Inc., 7.40%, 9/15/35 .............      United States        30,000,000           26,700,000
   Allied Waste North America Inc.,
      senior note, 7.875%, 4/15/13 ..........................      United States           600,000              622,500
      senior note, 7.25%, 3/15/15 ...........................      United States       150,000,000          152,250,000
      senior note, B, 7.375%, 4/15/14 .......................      United States       180,000,000          175,950,000
      senior secured note, 6.50%, 11/15/10 ..................      United States       120,000,000          119,400,000
      senior secured note, 6.375%, 4/15/11 ..................      United States        35,000,000           34,300,000
      senior secured note, 6.125%, 2/15/14 ..................      United States       207,000,000          196,132,500


16 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL
           FRANKLIN INCOME FUND                                                      COUNTRY           AMOUNT(h)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
           LONG TERM INVESTMENTS (CONT.)
           BONDS (CONT.)
           INDUSTRIAL SERVICES (CONT.)
           El Paso Corp., senior note,
              7.75%, 1/15/32 ...............................................      United States       $270,000,000   $   272,025,000
           (i)FRN, 6.14%, 8/16/07 ..........................................      United States         70,000,000        71,575,000
           El Paso Energy, senior note, 6.75%, 5/15/09 .....................      United States        245,000,000       244,387,500
           El Paso Production Holding Co., 7.75%, 6/01/13 ..................      United States         87,500,000        91,218,750
           Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ...........      United States         36,000,000        32,490,000
                                                                                                                     ---------------
                                                                                                                       1,417,051,250
                                                                                                                     ---------------
           NON-ENERGY MINERALS 0.2%
           (g)Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ..............          Canada            95,000,000        89,062,500
                                                                                                                     ---------------
           PROCESS INDUSTRIES 1.7%
           Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15           Canada           100,600,000        96,827,500
           Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 ...........      United States        180,000,000       173,700,000
           Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................      United States            500,000           526,250
           NewPage Corp., senior secured note, 10.00%, 5/01/12 .............      United States        110,000,000       108,625,000
           Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14      United States         25,000,000        24,375,000
(d),(f))(g)Pindo Deli Finance Mauritius Ltd., 144A,
           (i)FRN, 4.19%, 4/29/15 ..........................................        Indonesia              113,073            25,453
           (i)FRN, 4.19%, 4/29/18 ..........................................        Indonesia              294,012            66,182
              zero cpn., 4/29/25 ...........................................        Indonesia              607,466           136,741
           Rhodia SA, senior note, 10.25%, 6/01/10 .........................          France           170,600,000       187,660,000
           Stone Container Corp., senior note, 9.75%, 2/01/11 ..............      United States         67,500,000        68,512,500
(d),(f),(g)Tjiwi Kimia Finance Mauritius, secured note, 144A,
           (i)FRN, 4.19%, 4/29/15 ..........................................        Indonesia           12,883,549         3,803,224
           (i)FRN, 4.19%, 4/29/18 ..........................................        Indonesia           33,160,560         9,788,997
              zero cpn., 4/29/25 ...........................................        Indonesia           42,601,657        12,576,009
                                                                                                                     ---------------
                                                                                                                         686,622,856
                                                                                                                     ---------------
           PRODUCER MANUFACTURING 1.0%
           Case New Holland Inc., senior note, 6.00%, 6/01/09 ..............      United States        225,000,000       219,375,000
           Dana Corp., 7.00%, 3/01/29 ......................................      United States         50,000,000        36,125,000
        (g)Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ................      United Kingdom        60,000,000        59,700,000
           Polymer Holdings LLC, senior disc. note, zero cpn. to 1/15/09,
             12.00% thereafter, 7/15/14 ....................................      United States        100,000,000        72,750,000
                                                                                                                     ---------------
                                                                                                                         387,950,000
                                                                                                                     ---------------
           REAL ESTATE INVESTMENT TRUSTS 0.8%
           Host Marriott LP, senior note,
             K, 7.125%, 11/01/13 ...........................................      United States         50,000,000        52,250,000
             O, 6.375%, 3/15/15 ............................................      United States        173,000,000       173,432,500
           MeriStar Hospitality Corp., 9.125%, 1/15/11 .....................      United States         64,500,000        70,627,500
                                                                                                                     ---------------
                                                                                                                         296,310,000
                                                                                                                     ---------------
           TECHNOLOGY SERVICES 0.4%
        (g)SunGard Data Systems Inc.,
             senior note, 144A, 9.125%, 8/15/13 ............................      United States         59,300,000        61,672,000
             senior sub. note, 144A, 10.25%, 8/15/15 .......................      United States         80,000,000        80,400,000
                                                                                                                     ---------------
                                                                                                                         142,072,000
                                                                                                                     ---------------
           TOTAL BONDS (COST $15,353,755,579) ..............................                                          14,938,284,756
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 17

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL
       FRANKLIN INCOME FUND                                                       COUNTRY          AMOUNT(h)           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       CONVERTIBLE BONDS 3.6%
       ALTERNATIVE POWER GENERATION 0.2%
(e),(f)Calpine Corp., cvt.,
       senior note, 6.00% to 9/30/06, zero cpn. to 9/30/09,
         6.00% thereafter, 9/30/14 ......................................      United States      $137,000,000      $   28,085,000
       senior note, 4.75%, 11/15/23 .....................................      United States        88,000,000          23,320,000
       sub. note, 7.75%, 6/01/15 ........................................      United States       450,000,000          42,750,000
                                                                                                                    --------------
                                                                                                                        94,155,000
                                                                                                                    --------------
       COMMUNICATIONS 0.1%
       Qwest Communications International Inc., cvt., senior bond, 3.50%,
         11/15/25 .......................................................      United States        22,500,000          25,875,000
                                                                                                                    --------------
        CONSUMER SERVICES 0.1%
     (e)Adelphia Communications Corp., cvt., junior sub. note, 6.00%,
         2/15/06 ........................................................      United States        75,000,000           1,125,000
        Echostar Communications Corp., cvt., sub. note, 5.75%, 5/15/08 ..      United States        25,500,000          24,990,000
                                                                                                                    --------------
                                                                                                                        26,115,000
                                                                                                                    --------------
        ELECTRONIC TECHNOLOGY 2.4%
        Bank of America into Analog Devices Inc., cvt., 7.25%, 9/27/06 ..      United States       152,520,000         144,857,395
        Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ..........      United States       280,000,000         270,550,000
        Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ........         Canada           475,000,000         447,687,500
        SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 ...............      United States        66,000,000          63,525,000
                                                                                                                    --------------
                                                                                                                       926,619,895
                                                                                                                    --------------
        HEALTH TECHNOLOGY 0.2%
        Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%, 7/01/08 .....      United States       112,000,000         101,080,000
                                                                                                                    --------------
        INDUSTRIAL SERVICES 0.2%
        Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 .......      United States       103,000,000          98,365,000
                                                                                                                    --------------
        REAL ESTATE INVESTMENT TRUSTS 0.3%
     (g)Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 .......      United States         9,300,000          10,943,496
        MeriStar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10 .....      United States        95,000,000         114,475,000
                                                                                                                    --------------
                                                                                                                       125,418,496
                                                                                                                    --------------
        TECHNOLOGY SERVICES 0.1%
     (g)BearingPoint Inc., cvt., senior sub. note, 144A, 5.00%, 4/15/25 .      United States        15,000,000          20,156,250
                                                                                                                    --------------
        TOTAL CONVERTIBLE BONDS (COST $1,916,066,508) ...................                                            1,417,784,641
                                                                                                                    --------------


18 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

----------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
   FRANKLIN INCOME FUND                                                     COUNTRY          AMOUNT(h)            VALUE
----------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   MUNICIPAL BOND SECURITIES 1.1%
   CALIFORNIA 1.1%
   California State GO,
      5.00%, 2/01/26 ..............................................      United States      $ 10,450,000      $    10,842,920
      5.25%, 11/01/26 .............................................      United States        25,000,000           26,630,250
      5.25%, 11/01/27 .............................................      United States        20,400,000           21,688,464
      5.25%, 2/01/28 ..............................................      United States        24,600,000           26,095,926
      5.00%, 2/01/32 ..............................................      United States        65,250,000           67,364,100
      5.00%, 2/01/33 ..............................................      United States        23,250,000           23,988,188
      5.00%, 2/01/33 ..............................................      United States       103,400,000          106,863,900
      Refunding, 5.25%, 2/01/33 ...................................      United States        28,500,000           30,046,125
      Various Purpose, 5.25%, 11/01/28 ............................      United States        25,000,000           26,562,000
      Various Purpose, 5.25%, 11/01/29 ............................      United States        22,500,000           23,890,275
      Various Purpose, 5.50%, 11/01/33 ............................      United States        55,300,000           60,626,496
                                                                                                              ---------------
   TOTAL MUNICIPAL BOND SECURITIES (COST $391,699,681) ............                                               424,598,644
                                                                                                              ---------------
   MORTGAGE-BACKED SECURITIES 3.8%
   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.2%
   FHLMC Gold 30 Year, 5.00%, 5/01/33 - 8/01/34 ...................      United States       518,919,627          503,929,624
   FHLMC Gold 30 Year, 5.50%, 8/01/35 - 11/01/35 ..................      United States       349,263,390          346,243,717
                                                                                                              ---------------
                                                                                                                  850,173,341
                                                                                                              ---------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.1%
   GNMA I SF 30 Year, 5.00%, 4/15/33 - 6/15/34 ....................      United States       440,690,677          435,602,848
                                                                                                              ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.5%
   FNMA 30 Year, 5.50%, 8/01/35 - 1/01/36 .........................      United States       200,000,000          198,104,585
                                                                                                              ---------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $1,485,985,728) .........                                             1,483,880,774
                                                                                                              ---------------
   TOTAL LONG TERM INVESTMENTS (COST $36,539,532,485) .............                                            37,733,001,250
                                                                                                              ---------------

                                                                                           ------------
                                                                                              SHARES
                                                                                           ------------

   SHORT TERM INVESTMENTS 3.3%
   MONEY FUND (COST $174,190,591) 0.4%
(j)Franklin Institutional Fiduciary Trust Money Market Portfolio ..      United States       174,190,591          174,190,591
                                                                                                              ---------------


                                        Quarterly Statements of Investments | 19

FRANKLIN CUSTODIAN FUNDS, INC.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL
   FRANKLIN INCOME FUND                                                      COUNTRY           AMOUNT(h)              VALUE
--------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT (COST $1,152,952,557) 2.9%
(k)Joint Repurchase Agreement, 3.999%, 1/03/06
     (Maturity Value $1,153,464,852) ...............................      United States      $1,152,952,557      $ 1,152,952,557
      ABN AMRO Bank, N.V., New York Branch
        (Maturity Value $106,268,717)
      Banc of America Securities LLC (Maturity Value $108,575,647)
      Barclays Capital Inc. (Maturity Value $108,575,647)
      Bear, Stearns & Co. Inc. (Maturity Value $92,415,599)
      BNP Paribas Securities Corp. (Maturity Value $108,575,647)
      Deutsche Bank Securities Inc. (Maturity Value $46,219,337)
      Goldman, Sachs & Co. (Maturity Value $78,550,957)
      Greenwich Capital Markets Inc. (Maturity Value $108,575,647)
      Lehman Brothers Inc. (Maturity Value $72,287,643)
      Merrill Lynch Government Securities Inc. .....................
        (Maturity Value $108,575,647)
      Morgan Stanley & Co. Inc. (Maturity Value $106,268,717)
      UBS Securities LLC (Maturity Value $108,575,647)
        Collateralized by U.S. Government Agency Securities,
        1.875 - 7.25%, 2/15/06 - 11/15/10; (l)U.S. Government Agency
      Discount Notes, 1/09/06 - 1/27/06; and U.S. Treasury Notes,
         2.375 - 5.75%, 8/15/06 - 8/15/10
                                                                                                                 ---------------
   TOTAL INVESTMENTS (COST $37,866,675,633) 99.3% ..................                                              39,060,144,398
   OTHER ASSETS, LESS LIABILITIES 0.7% .............................                                                 268,970,624
                                                                                                                 ---------------
NET ASSETS 100.0% ..................................................                                             $39,329,115,022
                                                                                                                 ===============

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b)   See Note 3 regarding holdings of 5% voting securities.

(c)   Rounds to less than 0.05% of net assets.

(d)   See Note 2 regarding restricted and illiquid securities.

(e)   Defaulted security.

(f)   See Note 4 regarding other considerations.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Directors. At December 31, 2005, the value of these securities was $3,221,413,351, representing 8.19% of net assets.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)   The coupon rate shown represents the rate at period end.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At December 31, 2005, all repurchase agreements had been entered into on December 30, 2005.

(l) A portion or all of the security is traded on a discount basis with no stated coupon rate.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL
FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                  AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 95.9%
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 95.9%
GNMA I GP 30 Year, 8.25%, 3/15/17 - 10/15/17 ...................      $      267,868      $      287,335
GNMA I GP 30 Year, 9.25%, 5/15/16 - 12/15/16 ...................             439,313             477,930
GNMA I GP 30 Year, 10.00%, 11/15/09 - 4/15/10 ..................             422,123             451,246
GNMA I GP 30 Year, 10.25%, 6/15/18 - 5/15/20 ...................              13,069              14,562
GNMA I GP 30 Year, 11.00%, 12/15/09 - 12/15/10 .................             852,584             920,964
GNMA I GP 30 Year, 11.25%, 7/15/13 - 1/15/16 ...................             378,792             415,079
GNMA I GP 30 Year, 11.50%, 2/15/13 - 6/15/13 ...................              64,621              71,132
GNMA I GP 30 Year, 11.75%, 7/15/13 - 9/15/15 ...................              60,167              67,412
GNMA I GP 30 Year, 12.00%, 3/15/11 - 12/15/12 ..................              24,990              27,751
GNMA I GP 30 Year, 12.50%, 4/15/10 - 7/15/10 ...................              76,679              84,350
GNMA I GP 30 Year, 12.75%, 5/15/14 .............................               6,279               6,985
GNMA I SF 15 Year, 6.50%, 5/15/18 ..............................           4,215,259           4,355,539
GNMA I SF 30 Year, 5.00%, 2/15/33 - 9/15/35 ....................         790,349,012         781,186,475
GNMA I SF 30 Year, 5.50%, 5/15/28 - 9/15/35 ....................       1,480,159,653       1,491,985,100
GNMA I SF 30 Year, 6.00%, 10/15/23 - 11/15/35 ..................         733,462,310         752,051,557
GNMA I SF 30 Year, 6.50%, 5/15/23 - 2/15/34 ....................         468,976,630         490,754,614
GNMA I SF 30 Year, 6.75%, 3/15/26 - 4/15/26 ....................             101,544             106,122
GNMA I SF 30 Year, 7.00%, 10/15/09 - 9/15/32 ...................         323,083,163         339,668,675
GNMA I SF 30 Year, 7.25%, 11/15/25 - 1/15/26 ...................             838,352             878,933
GNMA I SF 30 Year, 7.50%, 7/15/16 - 8/15/32 ....................          88,319,818          93,345,299
GNMA I SF 30 Year, 7.70%, 12/15/20 - 1/15/22 ...................             819,806             870,732
GNMA I SF 30 Year, 8.00%, 10/15/07 - 9/15/30 ...................          67,554,456          72,327,863
GNMA I SF 30 Year, 8.25%, 3/15/27 - 11/15/27 ...................             151,879             163,198
GNMA I SF 30 Year, 8.50%, 12/15/09 - 6/15/25 ...................          14,277,833          15,522,653
GNMA I SF 30 Year, 9.00%, 11/15/08 - 7/15/23 ...................          18,684,914          20,342,559
GNMA I SF 30 Year, 9.50%, 5/15/09 - 1/15/23 ....................          11,824,706          12,992,397
GNMA I SF 30 Year, 10.00%, 4/15/12 - 3/15/25 ...................          13,938,698          15,582,566
GNMA I SF 30 Year, 10.50%, 12/15/09 - 10/15/21 .................          10,616,042          11,910,787
GNMA I SF 30 Year, 11.00%, 11/15/09 - 5/15/21 ..................          10,428,924          11,427,362
GNMA I SF 30 Year, 11.50%, 3/15/13 - 12/15/17 ..................           2,451,068           2,714,676
GNMA I SF 30 Year, 12.00%, 5/15/11 - 1/15/18 ...................          11,849,041          13,391,182
GNMA I SF 30 Year, 12.50%, 4/15/10 - 8/15/18 ...................          10,727,893          11,949,573
GNMA I SF 30 Year, 13.00%, 7/15/10 - 1/15/16 ...................          11,996,745          13,450,551
GNMA II GP 30 Year, 8.75%, 3/20/17 - 7/20/17 ...................              73,552              79,115
GNMA II GP 30 Year, 11.50%, 8/20/13 ............................              18,097              19,852
GNMA II SF 30 Year, 4.50%, 5/20/33 - 10/20/34 ..................          50,756,390          48,399,657
GNMA II SF 30 Year, 5.00%, 7/20/33 - 6/20/35 ...................         275,520,011         271,166,063
GNMA II SF 30 Year, 5.00%, 9/20/33 .............................         362,310,850         356,697,195
GNMA II SF 30 Year, 5.00%, 10/20/33 ............................          76,518,918          75,336,507
GNMA II SF 30 Year, 5.50%, 6/20/34 .............................          97,805,998          98,264,117
GNMA II SF 30 Year, 5.50%, 7/20/34 - 11/20/35 ..................         269,109,530         270,370,570
GNMA II SF 30 Year, 5.50%, 12/20/34 ............................         249,476,663         250,645,202
GNMA II SF 30 Year, 5.50%, 1/20/35 .............................         118,816,674         119,373,629
GNMA II SF 30 Year, 5.50%, 2/20/35 .............................         148,928,627         149,626,733
GNMA II SF 30 Year, 5.50%, 6/20/35 .............................          82,727,685          83,115,472
GNMA II SF 30 Year, 6.00%, 10/20/23 - 9/20/35 ..................         358,728,392         366,604,449
GNMA II SF 30 Year, 6.00%, 6/20/34 .............................          75,876,798          77,562,762


                                        Quarterly Statements of Investments | 21

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------
                                                                             PRINCIPAL
   FRANKLIN U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES (CONT.)
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE (CONT.)
   GNMA II SF 30 Year, 6.00%, 9/20/34 ................................      $ 99,361,538      $  101,565,115
   GNMA II SF 30 Year, 6.00%, 11/20/35 ...............................        81,861,117          83,678,023
   GNMA II SF 30 Year, 6.50%, 6/20/24 - 7/20/35 ......................       174,204,490         180,888,946
   GNMA II SF 30 Year, 7.00%, 2/20/28 - 7/20/33 ......................        93,853,207          97,924,877
   GNMA II SF 30 Year, 7.50%, 10/20/22 - 4/20/32 .....................        11,845,665          12,440,201
   GNMA II SF 30 Year, 8.00%, 8/20/16 - 6/20/30 ......................         5,811,338           6,197,774
   GNMA II SF 30 Year, 8.50%, 4/20/16 - 6/20/25 ......................         2,784,620           3,014,936
   GNMA II SF 30 Year, 9.00%, 7/20/16 - 11/20/21 .....................           886,230             962,653
   GNMA II SF 30 Year, 9.50%, 8/20/17 - 4/20/25 ......................           612,406             674,917
   GNMA II SF 30 Year, 10.00%, 8/20/15 - 3/20/21 .....................         1,097,123           1,223,137
   GNMA II SF 30 Year, 10.50%, 9/20/13 - 3/20/21 .....................         3,104,924           3,468,396
   GNMA II SF 30 Year, 11.00%, 8/20/13 - 1/20/21 .....................           493,036             541,397
   GNMA II SF 30 Year, 11.50%, 9/20/13 - 2/20/18 .....................           239,818             265,128
   GNMA II SF 30 Year, 12.00%, 9/20/13 - 2/20/16 .....................           556,661             624,710
   GNMA II SF 30 Year, 12.50%, 10/20/13 - 11/20/15 ...................           418,477             466,733
   GNMA II SF 30 Year, 13.00%, 10/20/13 - 9/20/15 ....................           396,394             444,578
                                                                                              --------------
   TOTAL MORTGAGE-BACKED SECURITIES (COST $6,807,419,869) ............                         6,821,446,003
                                                                                              --------------

                                                                            ----------------
                                                                                 SHARES
                                                                            ----------------
   SHORT TERM INVESTMENTS 4.1%
   MONEY FUND (COST $174,187,445) 2.5%
(a)Franklin Institutional Fiduciary Trust Money Market Portfolio .....       174,187,445         174,187,445
                                                                                              --------------

                                                                            ----------------
                                                                            PRINCIPAL AMOUNT
                                                                            ----------------

   REPURCHASE AGREEMENT (COST $111,380,000) 1.6%
(b)Barclays Capital Inc., 3.30%, 1/03/06 (Maturity Value $111,420,839)
    Collateralized by U.S. Treasury Notes, 3.25%, 8/15/07 ............      $111,380,000         111,380,000
                                                                                              --------------
   TOTAL INVESTMENTS (COST $7,092,987,314) 100.0% ....................                         7,107,013,448
   OTHER ASSETS, LESS LIABILITIES 0.0%(c) ............................                             1,808,103
                                                                                              --------------
   NET ASSETS 100.0% .................................................                        $7,108,821,551
                                                                                              ==============

See Selected Portfolio Abbreviations on page 26.

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(b) At December 31, 2005 all repurchase agreements had been entered into on December 30, 2005.

(c)   Rounds to less than 0.05% of net assets.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                             COUNTRY          SHARES             VALUE
-----------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 99.8%
   COMMON STOCKS 93.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.4%
   AT&T Inc. .................................      United States       1,900,000      $   46,531,000
   Verizon Communications Inc. ...............      United States       1,300,000          39,156,000
                                                                                       --------------
                                                                                           85,687,000
                                                                                       --------------
   ELECTRIC UTILITIES 78.4%
   Alliant Energy Corp. ......................      United States       1,900,000          53,276,000
   Ameren Corp. ..............................      United States       1,129,441          57,872,557
   American Electric Power Co. Inc. ..........      United States       2,000,000          74,180,000
   CenterPoint Energy Inc. ...................      United States       1,262,800          16,226,980
   Central Vermont Public Service Corp. ......      United States         168,400           3,032,884
   Cinergy Corp. .............................      United States       2,100,000          89,166,000
   Consolidated Edison Inc. ..................      United States         700,000          32,431,000
   Constellation Energy Group ................      United States         100,000           5,760,000
   Dominion Resources Inc. ...................      United States       1,600,000         123,520,000
   DTE Energy Co. ............................      United States         400,000          17,276,000
   Duke Energy Corp. .........................      United States       1,215,400          33,362,730
   Edison International ......................      United States       2,000,000          87,220,000
   Energy East Corp. .........................      United States         800,000          18,240,000
   Entergy Corp. .............................      United States       1,600,000         109,840,000
   Exelon Corp. ..............................      United States       2,200,000         116,908,000
   FirstEnergy Corp. .........................      United States       2,200,000         107,778,000
   FPL Group Inc. ............................      United States       2,200,000          91,432,000
   Hawaiian Electric Industries Inc. .........      United States         500,000          12,950,000
   ITC Holdings Corp. ........................      United States         150,900           4,238,781
   National Grid PLC .........................      United Kingdom      4,987,755          48,826,930
   Northeast Utilities .......................      United States       1,571,500          30,942,835
   Pepco Holdings Inc. .......................      United States       1,788,700          40,013,219
   PG&E Corp. ................................      United States       2,000,000          74,240,000
   Pinnacle West Capital Corp. ...............      United States         800,000          33,080,000
   PPL Corp. .................................      United States       2,400,000          70,560,000
   Progress Energy Inc. ......................      United States       1,600,000          70,272,000
   Public Service Enterprise Group Inc. ......      United States       1,600,000         103,952,000
   Puget Energy Inc. .........................      United States       1,725,000          35,224,500
   Scottish and Southern Energy PLC ..........      United Kingdom      1,342,280          23,428,108
   Scottish Power PLC ........................      United Kingdom      3,000,000          28,051,936
(a)Sierra Pacific Resources ..................      United States       3,472,473          45,281,048
   Southern Co. ..............................      United States       2,300,000          79,419,000
   TXU Corp. .................................      United States       1,000,000          50,190,000
   United Utilities PLC ......................      United Kingdom      6,500,000          75,037,424
   Westar Energy Inc. ........................      United States         900,000          19,350,000
   Wisconsin Energy Corp. ....................      United States       1,100,000          42,966,000
   Xcel Energy Inc. ..........................      United States       2,082,200          38,437,412
                                                                                       --------------
                                                                                        1,963,983,344
                                                                                       --------------


                                        Quarterly Statements of Investments | 23

FRANKLIN CUSTODIAN FUNDS, INC.

------------------------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                                         COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   COMMON STOCKS (CONT.)
   GAS DISTRIBUTORS 11.0%
   AGL Resources Inc. ....................................      United States        1,200,000      $   41,772,000
   Atmos Energy Corp. ....................................      United States        1,000,000          26,160,000
(a)Gaz de France .........................................         France              421,100          12,343,336
   KeySpan Corp. .........................................      United States        1,000,000          35,690,000
   NiSource Inc. .........................................      United States        2,800,000          58,408,000
   ONEOK Inc. ............................................      United States          500,000          13,315,000
   Questar Corp. .........................................      United States          303,600          22,982,520
   Sempra Energy .........................................      United States        1,000,000          44,840,000
   Vectren Corp. .........................................      United States          800,000          21,728,000
                                                                                                    --------------
                                                                                                       277,238,856
                                                                                                    --------------
   OIL, GAS & CONSUMABLE FUELS 1.1%
   Kinder Morgan Inc. ....................................      United States          300,000          27,585,000
                                                                                                    --------------
   TOTAL COMMON STOCKS (COST $1,733,414,988) .............                                           2,354,494,200
                                                                                                    --------------
   CONVERTIBLE PREFERRED STOCKS 1.3%
   ELECTRIC UTILITIES 1.3%
   CMS Energy Trust I, 7.75%, cvt. pfd ...................      United States          260,000          12,425,504
   PNM Resources Inc., 6.75%, cvt. pfd ...................      United States          400,000          18,850,000
                                                                                                    --------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $33,440,520) .                                              31,275,504
                                                                                                    --------------

                                                                                  -----------
                                                                                   PRINCIPAL
                                                                                    AMOUNT(b)
                                                                                  -----------
   BONDS 4.6%
   ELECTRIC UTILITIES 4.6%
   Aquila Inc., senior note,
      7.95%, 2/01/11 .....................................      United States      $ 6,000,000           6,645,000
      8.27%, 11/15/21 ....................................      United States        6,100,000           6,214,375
   CalEnergy Co. Inc., senior note, 8.48%, 9/15/28 .......      United States       25,000,000          31,813,825
   CMS Energy Corp., senior note, 9.875%, 10/15/07 .......      United States        8,500,000           9,137,500
   Northeast Generation Co., senior note, 8.812%, 10/15/26      United States        7,500,000           7,491,953
   PPL Capital Funding, 8.375%, 6/15/07 ..................      United States       15,000,000          15,669,990
   TXU Corp., senior note, 6.55%, 11/15/34 ...............      United States       40,000,000          37,995,920
                                                                                                    --------------
   TOTAL BONDS (COST $108,022,287) .......................                                             114,968,563
                                                                                                    --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,874,877,795) .....                                           2,500,738,267
                                                                                                    --------------


24 | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

-------------------------------------------------------------------------------------------------------------------------
   FRANKLIN UTILITIES FUND                                                 COUNTRY         SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENT (COST $1,161,299) 0.0%(c)
   MONEY FUND 0.0%(c)
(d)Franklin Institutional Fiduciary Trust Money Market Portfolio ..     United States      1,161,299      $    1,161,299
                                                                                                           --------------
   TOTAL INVESTMENTS (COST $1,876,039,094) 99.8% ..................                                         2,501,899,566
   OTHER ASSETS, LESS LIABILITIES 0.2% ............................                                             4,305,161
                                                                                                           --------------
   NET ASSETS 100.0% ..............................................                                        $2,506,204,727
                                                                                                           ==============

See Selected Portfolio Abbreviations on page 26.

(a)   Non-income producing.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   Rounds to less than 0.05% of net assets.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

FRANKLIN CUSTODIAN FUNDS, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR     - American Depository Receipt
FHLMC   - Federal Home Loan Mortgage Corporation
FNMA    - Federal National Mortgage Association
FRN     - Floating Rate Note
GNMA    - Government National Mortgage Association
GO      - General Obligation
GP      - Graduated Payment
SF      - Single Family


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CUSTODIAN FUNDS, INC.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Custodian Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of five series (the Funds).

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                --------------------------------------------------------------
                                                    FRANKLIN              FRANKLIN               FRANKLIN
                                                    DYNATECH               GROWTH                 INCOME
                                                      FUND                  FUND                   FUND
                                                --------------------------------------------------------------
Cost of investments ......................      $    469,347,013      $    918,864,553       $ 37,882,563,113
                                                ==============================================================
Unrealized appreciation ..................      $    315,709,014      $  1,413,318,114       $  3,496,905,801

Unrealized depreciation ..................           (13,001,479)           (7,992,552)        (2,319,324,516)
                                                --------------------------------------------------------------
Net unrealized appreciation (depreciation)      $    302,707,535      $  1,405,325,562       $  1,177,581,285
                                                ==============================================================


                                                                      ----------------------------------------
                                                                          FRANKLIN
                                                                      U.S. GOVERNMENT            FRANKLIN
                                                                         SECURITIES             UTILITIES
                                                                            FUND                   FUND
                                                                      ----------------------------------------
Cost of investments ......................                            $  7,092,987,314       $  1,878,577,095
                                                                      ========================================
Unrealized appreciation ..................                            $     64,950,096       $    672,670,807
Unrealized depreciation ..................                                 (50,923,962)           (49,348,336)
                                                                      ----------------------------------------
Net unrealized appreciation (depreciation)                            $     14,026,134       $    623,322,471
                                                                      ========================================

2. RESTRICTED AND ILLIQUID SECURITIES

At December 31, 2005, the Franklin Income Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

----------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                 ACQUISITION
    SHARES          ISSUER                                            DATE          COST         VALUE
----------------------------------------------------------------------------------------------------------
   75,000,000       Asia Pulp & Paper Co. Ltd., 12.00%,
                      pfd., Perpetual ......................         7/18/00     $57,833,250   $   817,500
  $   113,073       Pindo Deli Finance Mauritius Ltd., 144A,
                     FRN, 4.19%, 4/29/15 ...................         4/30/05          26,274        25,453
  $   294,012       Pindo Deli Finance Mauritius Ltd., 144A,
                     FRN, 4.19%, 4/29/18 ...................         4/30/05          68,317        66,182
  $   607,466       Pindo Deli Finance Mauritius Ltd., 144A,
                     zero cpn., 4/29/25 ....................         4/30/05         141,151       136,741
  $12,883,549       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 4.19%, 4/29/15 ......         4/30/05       3,926,906     3,803,224
  $33,160,560       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, FRN, 4.19%, 4/29/18 ......         4/30/05      10,107,339     9,788,997
  $42,601,657       Tjiwi Kimia Finance Mauritius, secured
                      note, 144A, zero cpn., 4/29/25 .......         4/30/05      12,984,985    12,576,009
                                                                                               -----------
                    TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.07% OF NET ASSETS) .........   $27,214,106
                                                                                               ===========


                                        Quarterly Statements of Investments | 27

FRANKLIN CUSTODIAN FUNDS, INC.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Income Fund at December 31, 2005, were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                     PRINCIPAL                                  PRINCIPAL
                                      AMOUNT/                                    AMOUNT/
                                    SHARES HELD                                SHARES HELD       VALUE       REALIZED
                                    AT BEGINNING      GROSS          GROSS        AT END         AT END     INVESTMENT      GAIN
NAME OF ISSUER                       OF PERIOD      ADDITIONS      REDUCTIONS   OF PERIOD      OF PERIOD      INCOME       (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Aquila Inc. .....................    25,000,000             --     15,318,600    9,681,400              *   $       --   $7,256,608
Aquila Inc. senior note, 14.875%,
7/01/12 .........................    95,400,000             --             --   95,400,000              *           --           --
Canadian Oil Sands Trust ........     5,600,000             --             --    5,600,000    604,032,016    4,035,437           --
Puget Energy Inc. ...............     4,137,000      3,363,000             --    7,500,000    153,150,000    1,034,250           --
                                                                                             --------------------------------------
                       TOTAL AFFILIATED SECURITIES (1.93% OF NET ASSETS) .................   $757,182,016   $5,069,687   $7,256,608
                                                                                             ======================================

*     As of December 31, 2005, no longer an affiliate.

4. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Franklin Income Fund has agreed to sell its holdings of Asia Pulp & Paper Co. Ltd., Pindo Deli Finance Mauritius Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

Directors or employees of Franklin Advisors, Inc, as the Franklin Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the fund in certain corporate restructuring negotiations. At December 31, 2005, such individuals serve in one or more of these capacities for Calpine Canada Energy Finance and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


28 | Quarterly Statements of Investments




Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN CUSTODIAN FUNDS, INC.

By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  February 21, 2006


By    /S/ GALEN G. VETTER
      Galen G. Vetter
      Chief Financial Officer
Date  February 21, 2006









                                   Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration







I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN CUSTODIAN FUNDS, INC.;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

February 21, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer